SEGMENT INFORMATION - Geographic information (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 3,064.9	$ 3,259.7	$ 4,431.2	$ 4,285.6	$ 3,879.4
United States and Canada
Segment Reporting Information [Line Items]
Revenue			2,017.4	1,942.3	1,692.0
Europe
Segment Reporting Information [Line Items]
Revenue			763.9	740.8	704.9
Asia
Segment Reporting Information [Line Items]
Revenue			1,285.6	1,264.9	1,159.7
Latin America
Segment Reporting Information [Line Items]
Revenue			213.0	195.9	174.4
Middle East [Member]
Segment Reporting Information [Line Items]
Revenue			151.3	141.7	148.4
U.S. Plans
Segment Reporting Information [Line Items]
Revenue			1,892.4	1,831.1	1,594.2
CHINA
Segment Reporting Information [Line Items]
Revenue			$ 669.2	$ 644.5	$ 630.2